Reconciliation of Effective Tax Rate Related to Statutory United States Federal Tax Rate (Detail)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income Tax Disclosure [Abstract]
Taiwan statutory rate, including taxes on income and retained earnings	24.00%	23.85%	23.85%
Foreign tax differential	3.43%	1.10%	(12.37%)
Reversal of deferred withholding tax liabilities		285.84%
Tax-exempt income			3.28%
Non-deductible items - bad debts	(0.22%)		(3.08%)
Other non-deductible expenses	(3.50%)	(44.79%)	(1.65%)
Changes in unrecognized tax benefits	17.17%		1.10%
Adjustment for prior year payable			0.04%
Change in deferred tax assets and valuation allowance	(42.02%)	13.43%	6.87%
Change in tax rate	0.15%
Other	0.99%	6.33%	(2.12%)
Effective rate		285.76%	15.92%